EQUITY (Tables)	12 Months Ended
Oct. 31, 2021
EQUITY
Schedule of Stock warrants activities

	Number of Warrants	Weighted Average Exercise Price
Outstanding at October 31, 2020	—	$—
Granted	3,545,000	7.77
Exercised	—	—
Outstanding at October 31, 2021	3,545,000	$7.77
Warrants exercisable at October 31, 2021	3,545,000	$7.77

Summary of shares of the Company's ordinary stock issuable upon exercise of warrants outstanding

Warrants Outstanding			Warrants Exercisable
Exercise	Number Outstanding	Weighted Average Remaining	Number Exercisable at	Exercise
Price	at October 31, 2021	Contractual Life (Years)	October 31, 2021	Price
$5.00	270,000	2.25	270,000	$5.00
8.00	3,275,000	4.61	3,275,000	8.00
$7.77	3,545,000	4.43	3,545,000	$7.77